Subsequent events (Details) - $ / shares	Jan. 11, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 06, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event | Xos Arrangement Agreement | ElectraMeccanica Vehicles Corp
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Percentage of shares owned by Xos stockholders	79.00%
Percentage of shares owned by company shareholders	21.00%